Organization Consolidation And Presentation Of Financial Statements (Detail) - USD ($)			2 Months Ended	9 Months Ended		12 Months Ended
		Jan. 10, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization And Plan Of Operation [Line Items]
Proceeds from initial public offer				$ 0	$ 750,000,000	$ 750,000,000
Proceeds from the issuance of warrants				0	17,600,000	17,600,000
Deferred underwriting commission non current.				$ 26,250,000		26,250,000
Payments to Acquire Restricted Investments		$ 750,000,000			$ 750,000,000	$ 750,000,000
Per share value of restricted investments		$ 10				$ 10
Term of restricted investments				185 days		185 days
Minimum percentage of net assets of the acquire				80.00%		80.00%
Temporary equity, redemption price per share			$ 0	$ 10.46		$ 10.09	$ 0
Minimum networth needed to consummate business combination				$ 5,000,001		$ 5,000,001
Minimum percentage of public shares that can be transferred without restriction				20.00%		20.00%
Percentage of public shares to be redeemed in case business combination is not consummated				100.00%		100.00%
Time limit for the consummation of business combination one.				24 months		24 months
Date before which business combination shall be consummated one.				Jan. 10, 2024		Jan. 10, 2024
Time limit for the consummation of business combination two.				27 months		27 months
Date before which business combination shall be consummated two.				Apr. 10, 2024		Apr. 10, 2024
Number of days after the the cut off date within which public shareholders shall be redeemed in case business combination is not consummated				10 days		10 days
Liquidation basis of accounting, accrued costs to dispose of assets and liabilities				$ 100,000		$ 100,000
Cash			$ 0	808,103		117,696	$ 0
Assets held-in-trust, noncurrent			0	785,553,621		759,712,942	0
Working capital loans convertible into equity warrants						1,500,000
Maximum release permitted to be withdrawn				3,000,000		3,000,000
Working capital deficiency				78,153		220,308
Remaining interest amount available for working capital purpose				$ 1,250,000
Issuance of the founder shares, value	[1]		25,000
Sponsor [Member]
Organization And Plan Of Operation [Line Items]
loan from Sponsor			$ 300,000				300,000
Working Capital Loans [Member]
Organization And Plan Of Operation [Line Items]
Debt instrument, convertible, conversion price				$ 1.5
Working Capital Loans [Member] | Sponsor [Member]
Organization And Plan Of Operation [Line Items]
Working capital loans convertible into equity warrants				$ 1,500,000		$ 1,500,000
Debt instrument, convertible, conversion price				$ 1.5		$ 1.5
Maximum [Member]
Organization And Plan Of Operation [Line Items]
Per share to be maintained in the trust account				10		10
Minimum [Member]
Organization And Plan Of Operation [Line Items]
Per share to be maintained in the trust account				$ 10		$ 10
Private Placement Warrants [Member]
Organization And Plan Of Operation [Line Items]
Proceeds from the issuance of warrants				$ 17,600,000		$ 17,600,000
Common Class A [Member]
Organization And Plan Of Operation [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001
Temporary equity, redemption price per share				$ 10		$ 10
Founder Shares [Member]
Organization And Plan Of Operation [Line Items]
Issuance of the founder shares, value							$ 25,000
IPO [Member]
Organization And Plan Of Operation [Line Items]
Proceeds from initial public offer		$ 750,000,000		$ 735,000,000		$ 735,000,000
IPO [Member] | Common Class A [Member]
Organization And Plan Of Operation [Line Items]
Stock issued during the period shares new issues		75,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001
Class of warrants or rights exercise price per warrant		11.5
Sale of stock issue price per share		$ 10
Transaction costs share issue				42,130,216		42,130,216
Underwriting fees				15,000,000		15,000,000
Other offering costs				880,216		880,216
Private Placement [Member] | Private Placement Warrants [Member]
Organization And Plan Of Operation [Line Items]
Class of warrants or rights issued during the period units		11,733,333
Class of warrants or rights issue price per unit		$ 1.5
Private Placement [Member] | Common Class A [Member] | Private Placement Warrants [Member]
Organization And Plan Of Operation [Line Items]
Class of warrants or rights exercise price per warrant		$ 11.5
Class of warrants or rights issued during the period units		11,733,333
Class of warrants or rights issue price per unit		$ 1.5
Proceeds from the issuance of warrants				$ 17,600,000		$ 17,600,000

[1]	Shares and the associated amounts have been retroactively adjusted to reflect the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021.